J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

(Reserve Shares)

(each a series of JPMorgan Trust II)

Supplement dated September 27, 2012

to the Janney Montgomery Scott LLC Prospectus dated July 1, 2012

Effective immediately, the address for Janney on the front and back cover of the Prospectus is changed to the following:

Janney Montgomery Scott LLC

Attn: Cash Management Department

1717 Arch Street, 16th Floor

Philadelphia, PA 19103

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MM-JANNEY-912